Company's Operations - Acquisition of equity interest in a specialty fibers business (Details)	1 Months Ended
	Aug. 31, 2024 EUR (€)	Aug. 31, 2024 BRL (R$)	Aug. 30, 2024 € / shares shares
Company's Operations [Line Items]
Number Of Shares Acquired | shares			5,792,727
Purchase and acquisition of shares	€ 229,971	R$ 1,436,814
Par value per share | € / shares			€ 39.70
AUSTRIA | Lenzing Aktiengesellschaft (Indirect) (5)
Company's Operations [Line Items]
Acquisition of minority shares			15.00%
Additional acquisition through a public offering procedure			15.00%